Earnings Per Share - Narrative (Details) - shares	Sep. 30, 2024	Apr. 01, 2024	Mar. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Common stock issued (in shares)	172,754,070	172,709,505	0	0
Common stock outstanding (in shares)	172,754,070	172,709,505	0	0